                                                      Registration No. 333-93031
                                                                       811-09631


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                         Post-Effective Amendment No. 1


                             SEPARATE ACCOUNT FUVUL
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b)
         ------
           X    on May 1, 2001 pursuant to paragraph (b)
         ------
                60 days after filing pursuant to paragraph (a) (1)
         ------
                on (date) pursuant to paragraph (a) (1) of Rule 485
         ------
                this post-effective amendment designates a new effective
         ------
                date for a previously filed post-effective amendment
         ------

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2                        CAPTION IN PROSPECTUS
------------                       ---------------------
1..............................    Cover Page
2..............................    Cover Page
3..............................    Not Applicable
4..............................    Distribution
5..............................    The Company, The Separate Account and The Underlying Funds
6..............................    The Separate Account
7..............................    Not Applicable
8..............................    Not Applicable
9..............................    Legal Proceedings
10.............................    Summary; Description of the Company, The Separate Account and the
                                   Underlying Funds; The Policy; Policy Termination and Reinstatement; Other
                                   Policy Provisions
11.............................    Objectives and Policy
12.............................    Summary; the Underlying Funds;
13.............................    Summary; the Underlying Funds; Charges and Deductions
14.............................    Summary; Applying for a Policy
15.............................    Summary; Applying for a Policy; Payments; Allocation of Premiums
16.............................    The Separate Account; the Underlying Funds; Payments; Allocation of
                                   Net Premiums
17.............................    Summary; Surrender; Partial Withdrawal; Charges and Deductions;
                                   Policy Termination and Reinstatement
18.............................    The Separate Account; the Underlying Funds; Payments
19.............................    Reports; Voting Rights
20.............................    Not Applicable
21.............................    Summary; Policy Loans; Other Policy Provisions
22.............................    Other Policy Provisions
23.............................    Not Required
24.............................    Other Policy Provisions
25.............................    The Company
26.............................    Not Applicable
27.............................    The Company
28.............................    Directors and Principal Officers of the Company
29.............................    The Company
30.............................    Not Applicable
31.............................    Not Applicable
32.............................    Not Applicable
33.............................    Not Applicable
34.............................    Not Applicable
35.............................    Distribution
36.............................    Not Applicable
37.............................    Not Applicable
38.............................    Summary; Distribution

ITEM NO. OF
FORM N-8B-2                        CAPTION IN PROSPECTUS
------------                       ---------------------
39.............................    Summary; Distribution
40.............................    Not Applicable
41.............................    The Company, Distribution
42.............................    Not Applicable
43.............................    Not Applicable
44.............................    Payments; Policy Value and Cash Surrender Value
45.............................    Not Applicable
46.............................    Policy Value and Cash Surrender Value; Federal Tax Considerations
47.............................    The Company
48.............................    Not Applicable
49.............................    Not Applicable
50.............................    The Separate Account
51.............................    Cover Page; Summary; Charges and Deductions; The Policy; Policy
                                   Termination and Reinstatement; Other Policy Provisions
52.............................    Addition, Deletion or Substitution of Investments
53.............................    Federal Tax Considerations
54.............................    Not Applicable
55.............................    Not Applicable
56.............................    Not Applicable
57.............................    Not Applicable
58.............................    Not Applicable
59.............................    Not Applicable

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account FUVUL, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


AIM VARIABLE INSURANCE FUNDS                    FEDERATED INSURANCE SERIES
AIM V.I. Capital Appreciation Fund              Federated American Leaders Fund II
AIM V.I. Value Fund                             Federated High Income Bond Fund II
THE ALGER AMERICAN FUND                         Federated Prime Money Fund II
Alger American Growth Portfolio                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
Alger American Leveraged AllCap Portfolio       TRUST (CLASS 2)
Alger American Small Capitalization Portfolio   FT VIP Templeton Asset Strategy Fund
ALLMERICA INVESTMENT TRUST                      FT VIP Templeton International Securities Fund
AIT Money Market Fund                           MFS VARIABLE INSURANCE TRUST -SM-
DREYFUS VARIABLE INVESTMENT FUND                MFS-Registered Trademark- Investors Trust
Dreyfus VIF Appreciation Portfolio              Series
Dreyfus VIF Quality Bond Portfolio              MFS-Registered Trademark- Utilities Series
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH         OPPENHEIMER VARIABLE ACCOUNT FUNDS
FUND, INC.                                      Oppenheimer Main Street Growth & Income Fund/VA
Dreyfus Socially Responsible Growth Fund        Oppenheimer Main Street Small Cap Fund/VA
EVERGREEN VARIABLE ANNUITY TRUST                Oppenheimer Strategic Bond Fund/VA
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders Fund
Evergreen VA Small Cap Value Fund


Policy owners may choose the amount of initial payment and vary the frequency and amount of future payments, within limits. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits.

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


WE OFFER A VARIETY OF VARIABLE LIFE POLICIES. THEY MAY OFFER FEATURES INCLUDING INVESTMENT OPTIONS, FEES AND/OR CHARGES THAT ARE DIFFERENT FROM THOSE IN THE POLICIES OFFERED BY THIS PROSPECTUS. THE POLICIES MAY BE OFFERED THROUGH DIFFERENT DISTRIBUTORS. UPON REQUEST, YOUR FINANCIAL REPRESENTATIVE CAN SHOW YOU INFORMATION REGARDING OTHER LIFE POLICIES OFFERED BY THE COMPANY. YOU CAN ALSO CONTACT US DIRECTLY TO FIND OUT MORE ABOUT THESE LIFE POLICIES.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


   CORRESPONDENCE MAY BE MAILED TO:
   ALLMERICA LIFE                                       DATED MAY 1, 2001
   P.O. BOX 8179                                        WORCESTER, MASSACHUSETTS 01653
   BOSTON, MA 02266-8179                                (508) 855-1000

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE
UNDERLYING FUNDS............................................      17
INVESTMENT OBJECTIVES AND POLICIES..........................      19
THE POLICY..................................................      22
  Applying for a Policy.....................................      22
  Free-Look Period..........................................      22
  Conversion Privilege......................................      23
  Payments..................................................      23
  Allocation of Payments....................................      24
  Transfer Privilege........................................      24
  Death Benefit.............................................      25
  Election of Death Benefit Options.........................      26
  Changing Between Death Benefit Option 1 and Death Benefit
2...........................................................      29
  Guaranteed Death Benefit Rider............................      30
  Change in Face Amount.....................................      31
  Policy Value..............................................      32
  Payment Options...........................................      33
  Optional Insurance Benefits...............................      34
  Surrender.................................................      34
  Partial Withdrawal........................................      34
CHARGES AND DEDUCTIONS......................................      35
  Monthly Charges (The Monthly Deduction)...................      35
  Computing Monthly Policy Charges..........................      36
  Fund Expenses.............................................      38
  Partial Withdrawal Transaction Charge.....................      38
  Transfer Charges..........................................      38
  Other Administrative Charges..............................      38
POLICY LOANS................................................      39
  Preferred Loan Option.....................................      39
  Repayment of Outstanding Loan.............................      39
  Effect of Policy Loans....................................      40
POLICY TERMINATION AND REINSTATEMENT........................      40
  Termination...............................................      40
  Reinstatement.............................................      40
OTHER POLICY PROVISIONS.....................................      41
  Policy Owner..............................................      41
  Beneficiary...............................................      41
  Assignment................................................      41
  Limit on Right to Challenge Policy........................      42
  Suicide...................................................      42
  Misstatement of Age or Sex................................      42
  Delay of Payments.........................................      42
FEDERAL TAX CONSIDERATIONS..................................      42
  The Company and The Variable Account......................      43
  Taxation of The Policies..................................      43
  Policy Loans..............................................      43
  Modified Endowment Policies...............................      44
VOTING RIGHTS...............................................      44
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      45

DISTRIBUTION................................................      46
REPORTS.....................................................      46
LEGAL PROCEEDINGS...........................................      47
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      47
FURTHER INFORMATION.........................................      48
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      48
  General Description.......................................      48
  Fixed Account Interest and Policy Loans...................      48
  Partial Withdrawals and Transfers.........................      49
INDEPENDENT ACCOUNTANTS.....................................      49
FINANCIAL STATEMENTS........................................      49
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
TABLE.......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- GUARANTEED MONTHLY POLICY CHARGE RATES........     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan, partial withdrawals, partial withdrawal transaction charge, and due and unpaid Monthly Deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The initial Face Amount is shown in your Policy.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.

FUNDS (UNDERLYING FUNDS): a subdivision of the Variable Account investing exclusively in the shares of a corresponding portfolios of AIM Variable Insurance Funds, The Alger American Fund, Allmerica Investment Trust, Dreyfus Variable Investment Fund, Dreyfus Socially Responsible Growth Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS Variable Insurance Trust, and Oppenheimer Variable Account Funds.

GENERAL ACCOUNT: all our assets other than those held in a separate investment account.


GUIDELINE MINIMUM DEATH BENEFIT: the Guideline Minimum Death Benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:


    - the Policy Value TIMES

    - a percentage factor.

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A, Guideline Minimum Death Benefit Factors Table.

INSURANCE AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Deductions are taken from Policy Value.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal transaction charge, and due and unpaid Monthly Deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is:

    - the Policy Value MINUS

    - any Outstanding Loan.

If the Guaranteed Death Benefit Rider is in effect, after the Final Payment Date, the death benefit is the greater of:

    - the Face Amount as of the Final Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.

POLICY CHANGE: any change in the Face Amount, the addition or deletion of a Rider, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account FUVUL, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES

WHAT CHARGES WILL I INCUR UNDER MY POLICY?

Charges will be deducted in connection with the Policy to compensate the Company for:

    - Administering the Policy

    - Providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider

    - Payment of any applicable taxes

    - Assuming certain risks in connection with the Policy

    - Incurring expenses in distributing the Policy

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts and to the unloaned Policy Value in the Fixed Account. If you make no allocation, we will make a Pro-Rata Allocation. If the accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a Pro-Rata Allocation. The following monthly charges comprise the Monthly Deduction:

    - THE MONTHLY POLICY CHARGE -- will be charged on each monthly processing date until the Final Payment Date. The primary purpose of the Monthly Policy Charge is to compensate us for providing life insurance coverage for the Insured. In addition, a portion of this charge compensates us for administrative, tax and distribution expenses. The Monthly Policy Charge is equal to a current Monthly Policy Charge rate per $1,000 times the Insurance Amount. See CHARGES AND DEDUCTIONS. As indicated in the table in Appendix C, the maximum Monthly Policy Charge for each $1000 of Insurance Amount is $83.33 at age 99. For examples, see APPENDIX C.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This monthly charge is currently equal to and may not exceed 1/12th of 0.75% of the Policy Value in each sub-account for the first 10 Policy years, 1/12th of 0.50% for Policy Years 11 through 20, and 0.25% for Policy years 21 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.

    - MONTHLY RIDER CHARGES -- These charges will vary based on the Riders selected and by the sex, age, and underwriting classification of the Insured.

The charge below applies only if you make a partial withdrawal:

    - PARTIAL WITHDRAWAL TRANSACTION CHARGE -- For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal.

The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:

    - CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT RIDER -- A one time administrative charge of $25 will be deducted from Policy Value when the Rider is elected.

    - TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.

    - OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

       - Changing payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2000. Expenses of the Funds are not fixed or specified under the Policy, and actual expenses may vary.


                        Underlying Fund Annual Expenses
     (as a percentage of Underlying Fund average net assets, after expense reimbursements)


                                                                                                    TOTAL FUND
                                          MANAGEMENT FEE                   OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        12-B-1    (AFTER ANY APPLICABLE   (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)    FEES+        REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   --------   ---------------------   -------------------
AIM V.I. Capital Appreciation Fund....         0.61%          0.00%             0.21%                  0.82%
AIM V.I. Value Fund...................         0.61%          0.00%             0.23%                  0.84%
Alger American Growth Portfolio.......         0.75%          0.00%             0.04%                  0.79%
Alger American Leveraged AllCap
  Portfolio...........................         0.85%          0.00%             0.05%                  0.90%
Alger American Small Capitalization
  Portfolio...........................         0.85%          0.00%             0.05%                  0.90%
AIT Money Market Fund*................         0.31%          0.00%             0.05%                  0.36%(1)
Dreyfus Socially Responsible Growth
  Fund................................         0.75%          0.00%             0.03%                  0.78%(2)
Dreyfus VIF Appreciation Portfolio....         0.75%          0.00%             0.03%                  0.78%(2)
Dreyfus VIF Quality Bond Portfolio....         0.65%          0.00%             0.07%                  0.72%(2)
Evergreen VA Equity Index Fund........         0.09%          0.00%             0.22%                  0.31%(3)
Evergreen VA Foundation Fund..........         0.75%          0.00%             0.17%                  0.92%(3)
Evergreen VA Global Leaders Fund......         0.72%          0.00%             0.29%                  1.01%(3)
Evergreen VA Small Cap Value Fund.....         0.75%          0.00%             0.27%                  1.02%(3)
Federated American Leaders Fund II....         0.75%          0.00%             0.12%                  0.87%(4)
Federated High Income Bond Fund II....         0.60%          0.00%             0.16%                  0.76%(4)
Federated Prime Money Fund II.........         0.48%          0.00%             0.19%                  0.67%(4)
FT VIP Templeton Asset Strategy Fund
  (Class 2)...........................         0.60%          0.25%             0.22%                  1.07%(5)
FT VIP Templeton International
  Securities Fund (Class 2)...........         0.67%          0.25%             0.20%                  1.12%(5)
MFS-Registered Trademark-Investors
  Trust Series........................         0.75%          0.00%             0.12%                  0.87%(6)
MFS-Registered Trademark-Utilities
  Series..............................         0.75%          0.00%             0.16%                  0.91%(6)

                                                                                                    TOTAL FUND
                                          MANAGEMENT FEE                   OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        12-B-1    (AFTER ANY APPLICABLE   (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)    FEES+        REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   --------   ---------------------   -------------------
Oppenheimer Main Street Growth &
  Income Fund/VA......................         0.70%          0.00%             0.03%                  0.73%
Oppenheimer Main Street Small Cap
  Fund/VA.............................         0.75%          0.00%             0.62%                  1.37%
Oppenheimer Strategic Bond Fund/VA....         0.74%          0.00%             0.05%                  0.79%



+ The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.



* Effective October 1, 2000, the management fee rate for the AIT Money Market Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.



(1) Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% of average net assets for AIT Money Market Fund. The total operating expenses of the AIT Money Market Fund was less than the expense limitation. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to this Fund. This limitation may be terminated at any time.



(2) The figures in the above Expense Table are for the initial share class for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given above.



(3) Evergreen Investment Management has voluntarily agreed to limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) of the Evergreen VA Equity Index Fund to 0.30% of average daily net assets (including expense reductions). Without the voluntarily limit, total expenses of the Evergreen VA Equity Index Fund for 2000 were 0.54% of average daily assets. Evergreen Investment Management Company has voluntarily agreed to limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) of the Evergreen VA Foundation Fund, Evergreen Global Leaders Fund, and Evergreen VA Small Cap Value Fund to 1.00% of average daily net assets (including expense reductions). Without these voluntary limitations, total expenses of the Funds during 2000, as a percentage of average daily net assets, would have been 1.16% for Evergreen Global Leaders Fund and 1.14% for Evergreen VA Small Cap Value Fund. The total operating expenses of the Evergreen VA Foundation Fund did not exceed the expense limitation throughout 2000.



(4) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The Federated American Leaders Fund II, Federated High Income Bond II and Federated Prime Money Fund II did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. Each Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. Absent this waiver, other expenses would have been higher by .25%.



    The adviser voluntarily waived a portion of its management fee for the Federated Prime Money Fund II. The adviser can terminate this voluntary waiver at any time. Absent this waiver, the Management fee would have been 0.50%. Absent both the waivers, if applicable, Total Fund Operating Expenses for the fiscal year ended December 31, 2000 would be 1.12%, 1.01% and 0.94% for the Federated American Leaders Fund II, Federated High Income Bond II and Federated Prime Money Fund II, respectively.



(5) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(6) MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for these series and would equal:
    0.86% for MFS-Registered Trademark- Investors Trust Series (formerly known as the MFS-Registered Trademark- Growth with Income Series) and 0.90% for MFS-Registered Trademark- Utilities Series.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application constitutes the entire agreement between you and the Company.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

    - Optional insurance benefits available by Rider.

The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or
(2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Options" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal transaction charge, and due and unpaid Monthly Deductions. However, after the Final Payment Date, the Net Death Benefit is the Policy Value less any Outstanding Loan. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.

An optional Guaranteed Death Benefit Rider is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit Rider may not be available in all states, and is not available if the Policy is issued on a simplified underwriting basis). If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Rider. IF THIS RIDER IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, SEE "Guaranteed Death Benefit Rider."

CAN I EXAMINE THE POLICY?

Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund of payments under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

If required by state law, your Policy will provide for a "full refund." Your refund will be the GREATER of:

    - Your entire payment OR

    - The Policy Value PLUS deductions for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - Any taxes, fees or other charges imposed on amounts in the Variable
      Account.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?

Each Sub-Account invests exclusively in a corresponding Underlying Fund. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate your money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Examine" provision of your policy. After this, we will allocate all amounts as you have chosen.


You may allocate and transfer money among the following variable investment options:



AIM VARIABLE INSURANCE     FEDERATED INSURANCE SERIES
FUNDS                      Federated American Leaders Fund II
AIM V.I. Capital           Federated High Income Bond Fund II
Appreciation Fund          Federated Prime Money Fund II
AIM V.I. Value Fund

THE ALGER AMERICAN FUND    FRANKLIN TEMPLETON VARIABLE INSURANCE
Alger American Growth      PRODUCTS
Portfolio                  TRUST (CLASS 2)
Alger American Leveraged   FT VIP Templeton Asset Strategy Fund
AllCap Portfolio           FT VIP Templeton International Securities
Alger American Small       Fund
Capitalization Portfolio

ALLMERICA INVESTMENT       MFS VARIABLE INSURANCE TRUST-SM-
TRUST                      MFS-Registered Trademark- Investors Trust
AIT Money Market Fund      Series
                           MFS-Registered Trademark- Utilities Series

DREYFUS VARIABLE           OPPENHEIMER VARIABLE ACCOUNT FUNDS
INVESTMENT FUND            Oppenheimer Main Street Growth & Income
Dreyfus VIF Appreciation   Fund/VA
Portfolio                  Oppenheimer Main Street Small Cap Fund/VA
Dreyfus VIF Quality Bond   Oppenheimer Strategic Bond Fund/VA
Portfolio

THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH
FUND, INC.
Dreyfus Socially
Responsible Growth Fund
EVERGREEN VARIABLE
ANNUITY TRUST
Evergreen VA Equity Index
Fund
Evergreen VA Foundation
Fund
Evergreen VA Global
Leaders Fund
Evergreen VA Small Cap
Value Fund


The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an

Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS.

CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.


However, no payment may be less than $100 without our consent. Additional payments may be made at any time before the Final Payment Date. We reserve the right to obtain evidence of insurability as a condition to accepting any premium that would increase the death benefit by more than the amount of the payment. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. For more information, see THE POLICY -- "Payments."


WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its Surrender Value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 90% of the Policy Value. The Company will charge interest on the amount of the loan at a current annual rate of 4.8%. This current rate of interest may change, but is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal transaction charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.00%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-Rata Allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its Surrender Value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to a partial withdrawal transaction charge. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See "Taxation of the Policies."

A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Rider." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. See FEDERAL TAX CONSIDERATIONS -- "Policy Loans."

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its Right-to-Examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and Death Benefit Option 2

    - Add or remove optional insurance benefits provided by Rider

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next Monthly Deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value.

There is a 62-day grace period in either situation.

If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see "Guaranteed Death Benefit Rider."

If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any Outstanding Loan and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.

HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.

A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an 'income-first' basis. Also, a 10% penalty tax may be imposed on that part of a distribution that is includible in income.

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company is a life insurance company organized under the laws of Delaware in 1974. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force. We are a wholly owned subsidiary of First Allmerica Financial Life Insurance Company, formerly named State Mutual Life Assurance Company of America ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation. First Allmerica was organized under the laws of Massachusetts in 1844 and is the fifth oldest life insurance company in America. Our Principal Office is 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-628-6267. We are subject to the laws of the state of Delaware, to regulation by the Commissioner of Insurance of Delaware, and to other laws and regulations where we are licensed to operate.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account that is currently comprised of four sub-accounts. Each sub-account invests in a corresponding fund of AIM Variable Insurance Funds, The Alger American Fund, Allmerica Investment Trust , Dreyfus Variable Investment Fund, Dreyfus Socially Responsible Growth Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS Variable Insurance Trust(SM), and Oppenheimer Variable Account Funds. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Capital Appreciation Fund and AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


THE ALGER AMERICAN FUND

The Alger American Fund was established as a Massachusetts business trust on April 6, 1988. Fred Alger Management, Inc. is the investment manager of The Alger American Fund, which includes the Alger American Growth, Alger American Leveraged AllCap and Alger American Small Capitalization Portfolios. Fred Alger Management, Inc. is located at 1 World Trade Center, Suite 9333, New York, NY 10048.


ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust ("AIT") was established as a Massachusetts business trust on October 11, 1984. The investment adviser for AIT is Allmerica Financial Investment Management Services, Inc., which is a wholly-owned subsidiary of the Company. Allmerica Asset Management, Inc., an affiliate of the Company, is the subadviser for the AIT Money Market Fund. Both are located at 440 Lincoln Street, Worcester, MA 01653.


DREYFUS VARIABLE INVESTMENT FUND
The Dreyfus Variable Investment Fund is a Massachusetts business trust that commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the investment adviser to the Dreyfus Variable Investment Fund. Dreyfus is located at 200 Park Avenue, New York, NY 10166.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, commenced operations on October 7, 1993 and is registered with the SEC as an open-end management investment company. The Dreyfus Corporation ("Dreyfus") serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund and NCM Capital Management Group, Inc. provides sub-investment advisory services. Dreyfus is located at 200 Park Avenue, New York, NY 10166.

EVERGREEN VARIABLE ANNUITY TRUST

The Evergreen Variable Annuity Trust (the "Evergreen Trust") is a Delaware business trust that is registered with the SEC as an open-end management investment company. Four of the sixteen Series of the Evergreen Trust are available under the Policies: Evergreen VA Equity Index Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund and Evergreen VA Small Cap Value Fund. The investment adviser to the Series is Evergreen Investment Management Company, LLC (EIMC), a wholly-owned subsidiary of FUNB. EIMC has its principal place of business at 200 Berkeley Street, Boston, MA 02116.


FEDERATED INSURANCE SERIES
Federated Insurance Series ("FIS") was established under the laws of the Commonwealth of Massachusetts on September 15, 1993. FIS changed its name from Insurance Management Series to Federated Insurance Series on November 14, 1995. The Fund's investment adviser is Federated Investment Management Company ("Federated"). Federated, formerly known as Federated Advisers, changed its name effective March 31, 1999. Federated is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the

Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)


MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Investors Trust Series and the MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds ("OVAF") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Main Street Small Cap Fund/VA and Oppenheimer Strategic Bond Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 2 World Trade Center, 34th Floor, New York, NY 10048.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE UNDERLYING FUNDS THAT ACCOMPANY THIS PROSPECTUS. THEY CONTAIN MORE DETAILED INFORMATION ON THE INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES OF THE UNDERLYING FUNDS. Statements of Additional Information for the funds are available on request. The investment objectives of the funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.

AIM VARIABLE INSURANCE FUNDS:


AIM V.I. CAPITAL APPRECIATION FUND -- seeks growth of capital.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital.



THE ALGER AMERICAN FUND:


THE ALGER AMERICAN GROWTH PORTFOLIO -- seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

THE ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALLMERICA INVESTMENT TRUST:


AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.


DREYFUS VARIABLE INVESTMENT FUND:

DREYFUS VIF APPRECIATION PORTFOLIO -- seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

DREYFUS VIF QUALITY BOND PORTFOLIO -- seeks to maximize current income as is consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests at least 80% of net assets in fixed-income securities, including mortgage-related securities, collaterialized mortgage obligations ("CMOs") and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

EVERGREEN VARIABLE ANNUITY TRUST:


EVERGREEN VA EQUITY INDEX FUND -- seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index.


EVERGREEN VA FOUNDATION FUND -- seeks, in order of priority, reasonable income, conservation of capital and capital appreciation. The Fund invests in a combination of equity and debt securities. Under normal circumstances, the Fund will invest at least 25% of the assets in debt securities and the remainder in equity securities.


EVERGREEN VA GLOBAL LEADERS FUND -- seeks to provide investors with long-term capital growth. The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio manager will screen the largest companies in major industrialized countries and invest in the 100 best companies selected by the portfolio manager based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.



EVERGREEN VA SMALL CAP VALUE FUND -- seeks current income and capital appreciation in the value of its shares. The Fund invests primarily in common stocks of small U.S. companies (i.e., typically have a market capitalization of less than $1.5 billion at the time of investment).


FEDERATED INSURANCE SERIES:

FEDERATED AMERICAN LEADERS FUND II -- seeks long-term growth of capital and its secondary objective is to provide income. The Fund pursues its investment objectives by investing primarily in equity securities of large capitalization companies that are in the top 25% of their industry sectors in terms of revenues, are characterized by sound management and have the ability to finance expected growth.

FEDERATED HIGH INCOME BOND FUND II -- seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund pursues its investment objective by investing in a diversified portfolio of high yield, lower-rated corporate bonds.

FEDERATED PRIME MONEY FUND II -- seeks to provide current income consistent with stability of principal and liquidity.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FT VIP TEMPLETON ASSET STRATEGY FUND (CLASS 2) -- seeks a high total return. The fund invests in equity securities of companies in any nation, debt securities of companies and governments of any nation, and in money market instruments.



FT VIP TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests in the equity securities of companies located outside the U.S., including emerging markets.



MFS VARIABLE INSURANCE TRUST:



MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (FORMERLY KNOWN AS MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES) -- seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.


OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (FORMERLY KNOWN AS THE OPPENHEIMER SMALL CAP GROWTH FUND/VA) -- seeks capital appreciation.


OPPENHEIMER STRATEGIC BOND FUND/VA -- seeks a high level of current income.

If there is a material change in the investment policy of an Underlying Fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the effective date of the change in the investment policy OR receipt of the notice of your right to transfer.

                                   THE POLICY

APPLYING FOR A POLICY

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

Simplified underwriting may be available if the Face Amount applied for is $250,000 or less. However, if a Policy is issued on the basis of simplified underwriting, cost of Monthly Policy Charge rates are higher than they would be if the Policy were issued using conventional underwriting methods. In addition, if the Policy is issued on the basis of simplified underwriting, optional benefit riders may not be available.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed temporary insurance prior to issue. The fixed temporary insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required the completed medical exam. If death is by suicide, we will return only the premium paid.

If no temporary insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.


If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY -- "Free-Look Period"), we will initially allocate your sub-account investments to the AIT Money Market Fund. This allocation to the AIT Money Market Fund will be until the fourth day after the expiration of the "Right to Examine" provision of your policy.


After this, we will allocate all amounts according to your investment choices.

FREE-LOOK PERIOD

The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions. See the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed on amounts in the Variable Account.

After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit Rider is in effect, there are certain minimum payment requirements.

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive Policy Value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal transaction charge, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.

Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of a Rider, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

ALLOCATION OF PAYMENTS

In the application or enrollment form for your Policy, you decide the initial allocation of the payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1% of the payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

You may change the allocation of future payments by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. The Company will employ reasonable methods to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone requests are tape-recorded.

An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described in THE POLICY -- "Allocation of Payments." Transfers are effected at the value next computed after receipt of the transfer order.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, Policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.


The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:


    - Minimum or maximum amount that may be transferred,



    - Minimum amount that may remain in a sub-account following a transfer from that Sub-Account,



    - Minimum period between transfers, and



    - Maximum number of transfers in a period.


Transfers to and from the Fixed Account are currently permitted only if:

    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.

    - You may make only one transfer involving the Fixed Account in each policy quarter

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION
You may have automatic transfers of at least $100 a month made on a periodic basis:


    - from the Sub-Accounts which invest in the AIT Money Market Fund and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or


    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date"). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.

DEATH BENEFIT

GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.

Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS, below.

NET DEATH BENEFIT -- If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See THE POLICY
-- "Payment Options."

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS

    - Any other insurance on the Insured's life that is provided by Rider, MINUS

    - Any Outstanding Loan, any partial withdrawals, partial withdrawal transaction charge, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit Rider is not in effect, the Net Death Benefit is:

    - The Policy Value MINUS

    - Any Outstanding Loan

Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Policy complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Policy, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different.

The Guideline Premium Test limits the amount of premiums payable under a Policy to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 (LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST) -- Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 (ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM
TEST) -- Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 (LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION
TEST) -- Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.


CERTAIN DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN SOME STATES.


ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50)

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of :

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is:

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - the Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount PLUS Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of Policy Value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of Policy Value will reduce the death benefit by $4.37. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1). The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from Policy Value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We do not impose a charge for changes in death benefit options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:

    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Policy Charges may be higher or lower than if no change in option had been made. However, the Insurance Amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

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
CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the Insurance Amount and the Monthly Policy Charge. A decrease in Policy Value will increase the Insurance Amount and the Monthly Policy Charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit Rider.

GUARANTEED DEATH BENEFIT RIDER (NOT AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. The Guaranteed Death benefit Rider is not available if the Policy is issued on the basis of simplified underwriting. If this Rider is in effect, the
Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death benefit Option, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS
While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and partial withdrawal transaction charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal transaction charges and Outstanding Loans, which is classified as a preferred loan; and

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
    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT
If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Rider is in force. The Death Benefit will be the GREATER of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER
The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium;

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates.

CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 80. A written request for an increase must include a payment if the Policy Value less debt is less than the sum of three minimum monthly payments

An increase in the Face Amount will increase the Insurance Amount and, therefore, the Monthly Policy Charges.

After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Policy Charge. In computing the Monthly Policy Charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

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
On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - The SUM of the PRODUCTS of:

        - The number of units in each sub-account TIMES

        - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

Upon your written request, the Company will pay the Surrender Value or all or part of any payable Net Death Benefit under one or more of our then-available payment options. If you do not make an election, we will pay the Surrender Value or the Net Death Benefit in a single sum. A certificate will be provided to the payee describing the payment option selected.

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

The amounts payable under a payment option are paid from the General Account. These amounts are not based on the investment experience of the Variable Account.

OPTIONAL INSURANCE BENEFITS

You may add optional insurance benefits to the Policy by Rider, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.

SURRENDER

You may surrender the Policy and receive its Surrender Value. The Surrender Value is:

    - The Policy Value MINUS

    - Any Outstanding Loan.

We will compute the Surrender Value on the Valuation Date on which we receive the Policy with a written request for surrender.

The Surrender Value may be paid in a lump sum or under a payment option then offered by us. We will normally pay the Surrender Value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the Surrender Value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a Pro-Rata Allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000.

On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal transaction charge. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Transaction Charge." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for:

    - Administering the Policy

    - Providing the insurance benefits set forth in the Policy and any optional insurance benefits added by Rider

    - Payment of any applicable taxes

    - Assuming certain risks in connection with the Policy

    - Incurring expenses in distributing the Policy

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts and to the unloaned Policy Value in the Fixed Account. If you make no allocation, we will make a Pro-Rata Allocation. If the accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a Pro-Rata Allocation.

The Monthly Deduction is comprised of the following:

    - MONTHLY POLICY CHARGE -- The Monthly Policy Charge will be charged on each monthly processing date until the Final Payment Date. The primary purpose of the Monthly Policy Charge is to compensate us for providing life insurance coverage for the Insured. In addition, a portion of this charge compensates us for administrative, tax, and distribution expenses. The Monthly Policy Charge is equal to a current rate per $1,000 times the Insurance Amount (the "Monthly Policy Charge rate"). The current Monthly Policy Charge rates are based on our expectations as to future mortality experience. Any change in the current Monthly Policy Charge rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.

The current Monthly Policy Charge rate may vary based on:

    - Sex of the Insured (male, female, or blended unisex)

    - Issue age and underwriting class of the Insured

    - Issue date of the Policy or effective date of an increase or date of any Rider.

For the initial Face Amount, the Monthly Policy Charge rate is based on the issue age of the Insured and the Policy year. For an increase in Face Amount or for a Rider, the Monthly Policy Charge rate is based on the age of the Insured as of the effective date of the increase or Rider and the years since then. Our Monthly Policy Charge rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

The underwriting class of an Insured will affect the Monthly Policy Charge rates. We currently place Insureds into standard underwriting classes, non-standard underwriting classes, and simplified underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We compute the Monthly Policy Charge separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the current Monthly Policy Charge rates for the better class will apply to the total Face Amount.

The current rates for the Monthly Policy Charge will not be greater than the guaranteed rates set forth in the Policy, which in turn will never exceed the Commissioners 1980 Standard Ordinary Mortality Tables (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females. For examples, see APPENDIX C -- GUARANTEED MONTHLY POLICY CHARGE RATES. As indicated in the table in APPENDIX C, the maximum Monthly Policy Charge for each $1000 of Insurance Amount is $83.33 at age 99.

We deduct the Monthly Policy Charge on each monthly processing date starting with the Date of Issue, but do not deduct the Monthly Policy Charge after the Final Payment Date.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This monthly charge is currently equal to (and is guaranteed not to exceed) 1/12 of 0.75% of the Policy Value in each sub-account for the first 10 Policy years, 1/12 of 0.50% for Policy Years 11 through 20, and 0.25% for Policy years 21 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The charge will continue to be assessed after the Final Payment Date.

This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed the expense portion of the Monthly Policy Charge. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

    - Monthly Rider Charges -- Rider Charges will vary depending upon the riders selected, and by the sex, underwriting classification of the Insured.

COMPUTING MONTHLY POLICY CHARGES

Monthly Policy Charges can vary depending upon the Death Benefit Option you select. Monthly Policy Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Policy Charge is the PRODUCT of:

    - the current Monthly Policy Charge rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND

       - the Policy Value (MINUS any Rider charges) at the beginning of the Policy month.

Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Policy Charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).

INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Policy Charge is the PRODUCT of:

    - the current Monthly Policy Charge rate for the increase TIMES

    - the DIFFERENCE between

       - the increase in Face Amount AND

       - any Policy Value (MINUS any Rider charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.

GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Policy Charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Policy Charge is the PRODUCT of:

    - the current Monthly Policy Charge rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount OR the Policy Value.

We will adjust the Monthly Policy Charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

DEATH BENEFIT OPTION 2

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Policy Charge is the PRODUCT of:

    - the current Monthly Policy Charge rate TIMES

    - the initial Face Amount.

INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Policy Charge is the PRODUCT of:

    - the current Monthly Policy Charge rate for the increase TIMES

    - the increase in Face Amount.

GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Policy Charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Policy Charge is the PRODUCT of:

    - the current Monthly Policy Charge rate for the initial Face Amount TIMES

    - the DIFFERENCE between

        - the Guideline Minimum Death Benefit AND

        - the Face Amount PLUS the Policy Value.

We will adjust the Monthly Policy Charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

FUND EXPENSES

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The Prospectus and Statement of Additional Information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL TRANSACTION CHARGE

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge for amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing payment allocation instructions

    - Changing the allocation of Monthly Policy Charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is 90% of the Policy Value.

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-Rata Allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual interest rate charged by the Company is 4.80%. The current annual rate of interest charged on loans may change, but is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION

The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit Rider. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual loan interest rate charged by the Company for Preferred Loans is 4.00%. The current annual rate of interest charged on preferred loans may change, but is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the next monthly deduction, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit Rider.

EFFECT OF POLICY LOANS

Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit Rider is in effect, the Policy will terminate if:

    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy Value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal transaction charges, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of a Rider. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit Rider."

REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay three Monthly Deductions.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Policy Charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Policy Charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS

We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED the total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. PLEASE CONSULT YOUR TAX ADVISER.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the Surrender Value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.


                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY



NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------             --------------------------------------------------
Bruce C. Anderson                          Director (since 1996) and Vice President (since
  Director and Vice President              1984) of First Allmerica

Warren E. Barnes                           Vice President (since 1996) and Corporate
  Vice President and Corporate Controller  Controller (since 1998) of First Allmerica

Mark R. Colborn                            Director (since 2000) and Vice President (since
  Director and Vice President              1992) of First Allmerica

Charles F. Cronin                          Secretary and Counsel (since 2000) of First
  Secretary                                Allmerica; Counsel (since 1996) of First
                                           Allmerica; Attorney (1991-1996) of Nutter,
                                           McClennen & Fish

J. Kendall Huber                           Director, Vice President and General Counsel
  Director, Vice President and General     (since 2000) Of First Allmerica; Vice President
  Counsel                                  (1999) of Promos Hotel Corporation; Vice President
                                           and Deputy General Counsel (1998-1999) of Legg
                                           Mason, Inc.; Vice President and Deputy General
                                           Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                          Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief       and Vice President (since 1991) of First
  Investment Officer                       Allmerica; Director (since 1996) And President
                                           (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                           Vice President (since 1997) and Treasurer (since
  Treasurer                                2000) of First Allmerica; Associate, Investment
                                           Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                            Director, President and Chief Executive Officer
  Director and Chairman of the Board       (since 1989) of First Allmerica

Edward J. Parry, III                       Director and Chief Financial Officer (since 1996),
  Director, Vice President and Chief       Vice President (since 1993) and Treasurer
  Financial Officer                        (1993-2000) of First Allmerica

Richard M. Reilly                          Director (since 1996) and Vice President (since
  Director, President and Chief Executive  1990) of First Allmerica; Director (since 1990),
  Officer                                  President and Chief Executive Officer (since 1995)
                                           of Allmerica Financial Life Insurance and Annuity
                                           Company; Director and President (since 1998) of
                                           Allmerica Financial Investment Management
                                           Services, Inc.

NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------             --------------------------------------------------
Robert P. Restrepo, Jr.                    Director and Vice President (since 1998) of First
  Director                                 Allmerica; Chief Executive Officer (1996 to 1998)
                                           of Travelers Property & Casualty; Senior Vice
                                           President (1993 to 1996) Of Aetna Life & Casualty
                                           Company

Eric A. Simonsen                           Director (since 1996) and Vice President (since
  Director and Vice President              1990) of First Allmerica

Gregory D. Tranter                         Director and Vice President (since 2000) of First
  Director and Vice President              Allmerica; Vice President (1996-1998) of Travelers
                                           Property & Casualty; Director of Geico Team
                                           (1983-1996) of Aetna Life & Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities
Dealers, Inc. ("NASD"). First Union Securities, Inc. acts as the distributor and wholesaler of the Policies. First Union Securities, Inc. is registered with the SEC as a broker-dealer and is a member of the NASD.

The Company, Allmerica Investments, Inc, and First Union Securities, Inc. have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees must also be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

Broker-dealers who sell the Policy receive commissions based on a commission schedule. Commissions may be up to 8.50% for payments in Years 1-4, 4.0% in Years 5-10, and 2% thereafter. From time-to-time alternative commission schedules may be available, but the maximum value of any alternative amounts the Company may pay as commissions on the Policies is expected to be equivalent over time to the amounts described above. To the extent permitted by NASD rules, overrides and promotional incentives or payments based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. The Owner should review the information in all Statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. We will send you reports containing financial statements and other information for the Variable Account and the Underlying Funds.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the Underlying Funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding") and are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company and the Underlying Funds do not believe that mixed and shared funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST AND POLICY LOANS

We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

PARTIAL WITHDRAWALS AND TRANSFERS

If a partial withdrawal is made, a partial withdrawal transaction charge may be imposed. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account FUVUL of the Company as of December 31, 2000 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)
               -------------------------------------------------

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other insurance benefits that may be available by Rider for an additional charge. The Riders are not available if the Policy is issued on the basis of simplified underwriting. For more information, contact your representative.

WAIVER OF PREMIUM RIDER

This Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Policy Charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

OTHER INSURED RIDER

This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.

GUARANTEED DEATH BENEFIT RIDER

This Rider, which is available only at issue, (a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and
(b) provides a guaranteed Net Death Benefit.

Certain Riders May Not Be Available in All States.

                                   APPENDIX C
                     GUARANTEED MONTHLY POLICY CHARGE RATES

The Monthly Policy Charge will be charged on each monthly processing date until the Final Payment Date. The Monthly Policy Charge compensates us for the cost of providing life insurance coverage for the Insured and for certain administrative, tax and distribution expenses. The Monthly Policy Charge is equal to a specified amount that varies with the sex (unisex rates where required by state law), age, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount. For a standard underwriting class, the rates for the Monthly Policy Charge will never exceed the guaranteed rates set forth in the Policy, which in turn will not exceed the Commissioners 1980 Standard Ordinary Mortality Tables (Mortality Table B for unisex Policies) and the Insured's sex and age, as set forth below.

AGE     MALE       FEMALE     AGE     MALE       FEMALE
---   ---------   ---------   ---   ---------   ---------
 0     0.349002    0.241153   34     0.166820    0.131762
 1     0.089210    0.072529   35     0.176004    0.137604
 2     0.082537    0.067525   36     0.186859    0.146785
 3     0.081703    0.065857   37     0.200220    0.157637
 4     0.079201    0.064189   38     0.215255    0.170159
 5     0.075031    0.063355   39     0.232798    0.185189
 6     0.071695    0.060854   40     0.252016    0.201891
 7     0.066691    0.060020   41     0.274581    0.220267
 8     0.063355    0.058352   42     0.297152    0.239482
 9     0.061688    0.057518   43     0.323073    0.257865
 10    0.060854    0.056684   44     0.349839    0.277089
 11    0.064189    0.057518   45     0.379960    0.297152
 12    0.070861    0.060020   46     0.410927    0.317220
 13    0.082537    0.062521   47     0.444418    0.338128
 14    0.095884    0.066691   48     0.479596    0.361551
 15    0.110901    0.070861   49     0.518979    0.386655
 16    0.125921    0.075031   50     0.560894    0.414276
 17    0.139273    0.079201   51     0.610378    0.443581
 18    0.148454    0.081703   52     0.665766    0.476245
 19    0.155132    0.085040   53     0.728747    0.513950
 20    0.158471    0.087542   54     0.800179    0.552509
 21    0.159306    0.089210   55     0.876715    0.592762
 22    0.157637    0.090879   56     0.960053    0.633033
 23    0.155132    0.092547   57     1.046840    0.671642
 24    0.151793    0.095050   58     1.139616    0.708588
 25    0.147620    0.096718   59     1.239245    0.748070
 26    0.144281    0.099221   60     1.349978    0.792613
 27    0.142612    0.101724   61     1.473551    0.848112
 28    0.141777    0.105061   62     1.613407    0.917954
 29    0.142612    0.108398   63     1.772172    1.007228
 30    0.144281    0.112570   64     1.949092    1.110929
 31    0.148454    0.116742   65     2.143422    1.224040
 32    0.152628    0.120914   66     2.350996    1.343212
 33    0.159306    0.125086   67     2.572761    1.464235
 68    2.808822    1.583722   84    12.513845    9.091985
 69    3.065321    1.712709   85    13.737727   10.231576
 70    3.353673    1.861440   86    15.021846   11.470894
 71    3.681989    2.041944   87    16.356613   12.808171
 72    4.060290    2.267226   88    17.737983   14.246630

AGE     MALE       FEMALE     AGE     MALE       FEMALE
---   ---------   ---------   ---   ---------   ---------
 73    4.496204    2.544475   89    19.171986   15.797873
 74    4.983518    2.872449   90    20.677655   17.482656
 75    5.513313    3.243922   91    22.287142   19.335047
 76    6.076525    3.653355   92    24.063468   21.418993
 77    6.665690    4.094284   93    26.119927   23.852378
 78    7.275881    4.567162   94    28.812996   26.926360
 79    7.923872    5.085703   95    32.817580   31.310116
 80    8.635205    5.672859   96    39.642945   38.504787
 81    9.430778    6.350514   97    53.066045   52.275714
 82   10.338952    7.140527   98    83.330000   83.330000
 83   11.373499    8.058585   99    83.330000   83.330000

EXAMPLES

1. For a female Insured, age 35, under a Policy with a Face Amount of $100,000, the maximum Monthly Policy Charge would be $13.76, as follows:

    - The Face Amount of $100,000 divided by 1000 = 100

    - From the table, the applicable factor is 0.137604

    - 100 times the factor of 0.137604 = $13.76

2. For a male Insured, age 47, under a Policy with a Face Amount of $150,000, the maximum Monthly Policy Charge would be $66.63, as follows:

    - The Face Amount of $150,000 divided by 1000 = 150

    - From the table, the applicable factor is 0.44418

    - 150 times the factor of 0.444418 = $66.63

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION AND RIDERS.

ASSUMPTIONS

The tables illustrate Policies issued both on a simplified and fully underwritten basis to a male non-smoker, Age 30, under a standard Underwriting Class, and to a male non-smoker, Age 45, under a standard Underwriting Class. In each case, one table illustrates the guaranteed Monthly Policy Charge rates and the other table illustrates the current Monthly Policy Charge rates as presently in effect.

The tables assume that no Policy loans have been made, that there has not been an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5%, compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES
The amounts shown in the tables take into account the Monthly Deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.95% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and with expense limitations range from an annual rate of 0.31% to an annual rate of 1.37% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.95% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Through December 31, 2001, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% of average net assets for AIT Money Market Fund. The total operating expenses of the AIT Money Market Fund was less than the expense limitation. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to this Fund. This limitation may be terminated at any time.



Evergreen Investment Management has voluntarily agreed to limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) of the Evergreen VA Equity Index Fund to 0.30% of average daily net assets (including expense reductions).

Without the voluntarily limit, total expenses of the Evergreen VA Equity Index Fund for 2000 were 0.54% of average daily assets. Evergreen Investment Management Company has voluntarily agreed to limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) of the Evergreen VA Foundation Fund, Evergreen Global Leaders Fund, and Evergreen VA Small Cap Value Fund to 1.00% of average daily net assets (including expense reductions). Without these voluntary limitations, total expenses of the Funds during 2000, as a percentage of average daily net assets, would have been 1.16% for Evergreen Global Leaders Fund, and 1.14% for Evergreen VA Small Cap Value Fund. The total operating expenses of the Evergreen VA Foundation Fund did not exceed the expense limitation throughout 2000.



Federated Investment Management Company voluntarily waived a portion of its management fee for the Federated Prime Money Fund II. The adviser can terminate this voluntary waiver at any time. Absent this waiver, the Management fee would have been 0.50%. Absent both the waivers, if applicable, Total Fund Operating Expenses for the fiscal year ended December 31, 2000 would be 1.12%, 1.01% and 0.94% for the Federated American Leaders Fund II, Federated High Income Bond II and Federated Prime Money Fund II, respectively.



The MFS-Registered Trademark- Investors Trust Series and
MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for these series' and would equal: 0.86% for MFS-Registered Trademark- Investors Trust Series (formerly known as the MFS-Registered Trademark- Growth with Income Series) and 0.90% for MFS-Registered Trademark- Utilities Series.


NET ANNUAL RATES OF INVESTMENT
Applying the average Fund advisory fees and operating expenses of 0.95% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -0.95%, 5.05% and 11.05%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -0.95%, 5.05% and 11.05%, respectively.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the guideline level premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            SIMPLIFIED UNDERWRITING

                                                          FACE AMOUNT = $100,000
                                                          MALE NON-SMOKER AGE 30
                                                          DEATH BENEFIT OPTION 2

                       BASED ON CURRENT MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         3,735       3,332      3,332    103,332     3,539      3,539   103,539       3,746        3,746    103,746
   2         7,656       6,599      6,599    106,599     7,220      7,220   107,220       7,865        7,865    107,865
   3        11,774       9,808      9,808    109,808    11,055     11,055   111,055      12,403       12,403    112,403
   4        16,098      12,957     12,957    112,957    15,047     15,047   115,047      17,398       17,398    117,398
   5        20,637      16,052     16,052    116,052    19,210     19,210   119,210      22,904       22,904    122,904
   6        25,404      19,112     19,112    119,112    23,568     23,568   123,568      28,991       28,991    128,991
   7        30,409      22,117     22,117    122,117    28,108     28,108   128,108      35,697       35,697    135,697
   8        35,664      25,086     25,086    125,086    32,858     32,858   132,858      43,105       43,105    143,105
   9        41,183      28,004     28,004    128,004    37,809     37,809   137,809      51,270       51,270    151,270
   10       46,977      30,870     30,870    130,870    42,969     42,969   142,969      60,267       60,267    160,267
   11       53,060      33,773     33,773    133,773    48,471     48,471   148,471      70,357       70,357    175,892
   12       59,448      36,636     36,636    136,636    54,225     54,225   154,225      81,494       81,494    198,029
   13       66,155      39,464     39,464    139,464    60,245     60,245   160,245      93,790       93,790    221,345
   14       73,198      42,258     42,258    142,258    66,545     66,545   166,545     107,371      107,371    245,880
   15       80,593      45,007     45,007    145,007    73,125     73,125   173,125     122,356      122,356    271,631
   16       88,357      47,710     47,710    147,710    79,997     79,997   179,997     138,889      138,889    298,612
   17       96,510      50,355     50,355    150,355    87,161     87,161   187,161     157,107      157,107    328,355
   18      105,070      52,942     52,942    152,942    94,628     94,628   194,628     177,182      177,182    359,680
   19      114,059      55,469     55,469    155,469   102,410    102,410   202,410     199,299      199,299    392,620
   20      123,496      57,935     57,935    157,935   110,519    110,519   211,092     223,668      223,668    427,206
 Age 60    248,139      80,558     80,558    180,558   217,535    217,535   317,535     672,744      672,744    901,476
 Age 65    337,333      88,718     88,718    188,718   290,433    290,433   390,433   1,133,827    1,133,827  1,383,269
 Age 70    451,169      93,726     93,726    193,726   379,459    379,459   479,459   1,891,545    1,891,545  2,194,192
 Age 75    596,456      94,250     94,250    194,250   487,112    487,112   587,112   3,141,178    3,141,178  3,361,060

(1) Assumes a $3,557 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            SIMPLIFIED UNDERWRITING

                                                          FACE AMOUNT = $100,000
                                                          MALE NON-SMOKER AGE 30
                                                          DEATH BENEFIT OPTION 2

                     BASED ON GUARANTEED MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         3,735       3,328      3,328    103,328     3,534      3,534   103,534       3,741        3,741    103,741
   2         7,656       6,594      6,594    106,594     7,214      7,214   107,214       7,859        7,859    107,859
   3        11,774       9,800      9,800    109,800    11,046     11,046   111,046      12,392       12,392    112,392
   4        16,098      12,944     12,944    112,944    15,033     15,033   115,033      17,382       17,382    117,382
   5        20,637      16,026     16,026    116,026    19,180     19,180   119,180      22,871       22,871    122,871
   6        25,404      19,044     19,044    119,044    23,494     23,494   123,494      28,911       28,911    128,911
   7        30,409      21,999     21,999    121,999    27,978     27,978   127,978      35,554       35,554    135,554
   8        35,664      24,888     24,888    124,888    32,638     32,638   132,638      42,860       42,860    142,860
   9        41,183      27,710     27,710    127,710    37,478     37,478   137,478      50,894       50,894    150,894
   10       46,977      30,464     30,464    130,464    42,502     42,502   142,502      59,727       59,727    159,727
   11       53,060      33,230     33,230    133,230    47,836     47,836   147,836      69,609       69,609    174,024
   12       59,448      35,930     35,930    135,930    53,384     53,384   153,384      80,470       80,470    195,543
   13       66,155      38,564     38,564    138,564    59,156     59,156   159,156      92,404       92,404    218,072
   14       73,198      41,130     41,130    141,130    65,157     65,157   165,157     105,510      105,510    241,618
   15       80,593      43,626     43,626    143,626    71,396     71,396   171,396     119,905      119,905    266,190
   16       88,357      46,050     46,050    146,050    77,881     77,881   177,881     135,715      135,715    291,787
   17       96,510      48,402     48,402    148,402    84,622     84,622   184,622     153,073      153,073    319,922
   18      105,070      50,681     50,681    150,681    91,627     91,627   191,627     172,131      172,131    349,426
   19      114,059      52,885     52,885    152,885    98,906     98,906   198,906     193,057      193,057    380,322
   20      123,496      55,010     55,010    155,010   106,466    106,466   206,466     216,033      216,033    412,623
 Age 60    248,139      72,245     72,245    172,245   203,608    203,608   303,608     632,371      632,371    847,378
 Age 65    337,333      75,662     75,662    175,662   266,812    266,812   366,812   1,052,728    1,052,728  1,284,328
 Age 70    451,169      73,300     73,300    173,300   340,242    340,242   440,242   1,732,062    1,732,062  2,009,192
 Age 75    596,456      62,162     62,162    162,162   422,787    422,787   522,787   2,838,547    2,838,547  3,037,245

(1) Assumes a $3,557 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            SIMPLIFIED UNDERWRITING

                                                          FACE AMOUNT = $100,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 1

                       BASED ON CURRENT MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         2,132       1,571      1,571    100,000     1,678      1,678   100,000       1,786        1,786    100,000
   2         4,370       3,070      3,070    100,000     3,382      3,382   100,000       3,708        3,708    100,000
   3         6,720       4,516      4,516    100,000     5,132      5,132   100,000       5,801        5,801    100,000
   4         9,187       5,952      5,952    100,000     6,973      6,973   100,000       8,126        8,126    100,000
   5        11,778       7,336      7,336    100,000     8,867      8,867   100,000      10,667       10,667    100,000
   6        14,498       8,685      8,685    100,000    10,834     10,834   100,000      13,464       13,464    100,000
   7        17,355       9,976      9,976    100,000    12,852     12,852   100,000      16,521       16,521    100,000
   8        20,354      11,276     11,276    100,000    14,994     14,994   100,000      19,936       19,936    100,000
   9        23,503      12,551     12,551    100,000    17,229     17,229   100,000      23,712       23,712    100,000
   10       26,810      13,791     13,791    100,000    19,554     19,554   100,000      27,880       27,880    100,000
   11       30,282      15,043     15,043    100,000    22,037     22,037   100,000      32,575       32,575    100,000
   12       33,927      16,281     16,281    100,000    24,645     24,645   100,000      37,793       37,793    100,000
   13       37,755      17,517     17,517    100,000    27,397     27,397   100,000      43,603       43,603    100,000
   14       41,774      18,763     18,763    100,000    30,310     30,310   100,000      50,079       50,079    100,000
   15       45,995      19,967     19,967    100,000    33,345     33,345   100,000      57,260       57,260    100,000
   16       50,426      21,124     21,124    100,000    36,509     36,509   100,000      65,229       65,229    100,000
   17       55,079      22,214     22,214    100,000    39,791     39,791   100,000      74,074       74,074    100,000
   18       59,964      23,232     23,232    100,000    43,199     43,199   100,000      83,895       83,895    105,708
   19       65,094      24,176     24,176    100,000    46,742     46,742   100,000      94,729       94,729    117,464
   20       70,480      25,043     25,043    100,000    50,430     50,430   100,000     106,670      106,670    130,138
 Age 60     45,995      19,967     19,967    100,000    33,345     33,345   100,000      57,260       57,260    100,000
 Age 65     70,480      25,043     25,043    100,000    50,430     50,430   100,000     106,670      106,670    130,138
 Age 70    101,730      28,365     28,365    100,000    72,404     72,404   100,000     189,506      189,506    219,827
 Age 75    141,614      28,681     28,681    100,000   101,393    101,393   108,491     326,114      326,114    348,942

(1) Assumes a $2,030 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            SIMPLIFIED UNDERWRITING

                                                          FACE AMOUNT = $100,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 1

                     BASED ON GUARANTEED MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         2,132       1,553      1,553    100,000     1,660      1,660   100,000       1,767        1,767    100,000
   2         4,370       3,051      3,051    100,000     3,362      3,362   100,000       3,686        3,686    100,000
   3         6,720       4,494      4,494    100,000     5,106      5,106   100,000       5,772        5,772    100,000
   4         9,187       5,879      5,879    100,000     6,894      6,894   100,000       8,041        8,041    100,000
   5        11,778       7,206      7,206    100,000     8,725      8,725   100,000      10,513       10,513    100,000
   6        14,498       8,473      8,473    100,000    10,600     10,600   100,000      13,208       13,208    100,000
   7        17,355       9,674      9,674    100,000    12,515     12,515   100,000      16,146       16,146    100,000
   8        20,354      10,804     10,804    100,000    14,468     14,468   100,000      19,350       19,350    100,000
   9        23,503      11,859     11,859    100,000    16,456     16,456   100,000      22,849       22,849    100,000
   10       26,810      12,831     12,831    100,000    18,475     18,475   100,000      26,671       26,671    100,000
   11       30,282      13,752     13,752    100,000    20,577     20,577   100,000      30,934       30,934    100,000
   12       33,927      14,586     14,586    100,000    22,718     22,718   100,000      35,625       35,625    100,000
   13       37,755      15,329     15,329    100,000    24,902     24,902   100,000      40,800       40,800    100,000
   14       41,774      15,978     15,978    100,000    27,129     27,129   100,000      46,526       46,526    100,000
   15       45,995      16,529     16,529    100,000    29,402     29,402   100,000      52,877       52,877    100,000
   16       50,426      16,970     16,970    100,000    31,720     31,720   100,000      59,940       59,940    100,000
   17       55,079      17,291     17,291    100,000    34,081     34,081   100,000      67,815       67,815    100,000
   18       59,964      17,476     17,476    100,000    36,482     36,482   100,000      76,624       76,624    100,000
   19       65,094      17,507     17,507    100,000    38,921     38,921   100,000      86,461       86,461    107,212
   20       70,480      17,364     17,364    100,000    41,395     41,395   100,000      97,282       97,282    118,684
 Age 60     45,995      16,529     16,529    100,000    29,402     29,402   100,000      52,877       52,877    100,000
 Age 65     70,480      17,364     17,364    100,000    41,395     41,395   100,000      97,282       97,282    118,684
 Age 70    101,730      13,603     13,603    100,000    55,203     55,203   100,000     171,537      171,537    198,983
 Age 75    141,614         724        724    100,000    71,626     71,626   100,000     292,463      292,463    312,935

(1) Assumes a $2,030 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            SIMPLIFIED UNDERWRITING

                                                          FACE AMOUNT = $100,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 3

                       BASED ON CURRENT MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ---------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY     DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)  BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  --------
   1         2,132       1,571      1,571    100,000    1,678      1,678    100,000      1,786        1,786   100,000
   2         4,370       3,070      3,070    100,000    3,382      3,382    100,000      3,708        3,708   100,000
   3         6,720       4,516      4,516    100,000    5,132      5,132    100,000      5,801        5,801   100,000
   4         9,187       5,952      5,952    100,000    6,973      6,973    100,000      8,126        8,126   100,000
   5        11,778       7,336      7,336    100,000    8,867      8,867    100,000     10,667       10,667   100,000
   6        14,498       8,685      8,685    100,000   10,834     10,834    100,000     13,464       13,464   100,000
   7        17,355       9,976      9,976    100,000   12,852     12,852    100,000     16,521       16,521   100,000
   8        20,354      11,276     11,276    100,000   14,994     14,994    100,000     19,936       19,936   100,000
   9        23,503      12,551     12,551    100,000   17,229     17,229    100,000     23,712       23,712   100,000
   10       26,810      13,791     13,791    100,000   19,554     19,554    100,000     27,880       27,880   100,000
   11       30,282      15,043     15,043    100,000   22,037     22,037    100,000     32,575       32,575   100,000
   12       33,927      16,281     16,281    100,000   24,645     24,645    100,000     37,793       37,793   100,000
   13       37,755      17,517     17,517    100,000   27,397     27,397    100,000     43,603       43,603   100,000
   14       41,774      18,763     18,763    100,000   30,310     30,310    100,000     50,079       50,079   100,000
   15       45,995      19,967     19,967    100,000   33,345     33,345    100,000     57,227       57,227   110,204
   16       50,426      21,124     21,124    100,000   36,509     36,509    100,000     65,072       65,072   122,112
   17       55,079      22,214     22,214    100,000   39,791     39,791    100,000     73,664       73,664   134,763
   18       59,964      23,232     23,232    100,000   43,199     43,199    100,000     83,071       83,071   148,220
   19       65,094      24,176     24,176    100,000   46,742     46,742    100,000     93,367       93,367   162,559
   20       70,480      25,043     25,043    100,000   50,430     50,430    100,000    104,633      104,633   177,862
 Age 60     45,995      19,967     19,967    100,000   33,345     33,345    100,000     57,227       57,227   110,204
 Age 65     70,480      25,043     25,043    100,000   50,430     50,430    100,000    104,633      104,633   177,862
 Age 70    101,730      28,365     28,365    100,000   72,223     72,223    109,854    180,968      180,968   275,260
 Age 75    141,614      28,681     28,681    100,000   98,226     98,226    135,532    300,888      300,888   415,165

(1) Assumes a $2,030 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            SIMPLIFIED UNDERWRITING

                                                          FACE AMOUNT = $100,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 3

                     BASED ON GUARANTEED MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
           INTEREST    -------------------------------  -------------------------------  -----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY      DEATH    SURRENDER   POLICY      DEATH     SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)   BENEFIT     VALUE    VALUE (2)   BENEFIT      VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ------------  ---------  ----------
   1          2,132       1,553      1,553     100,000     1,660       1,660    100,000       1,767        1,767     100,000
   2          4,370       3,051      3,051     100,000     3,362       3,362    100,000       3,686        3,686     100,000
   3          6,720       4,494      4,494     100,000     5,106       5,106    100,000       5,772        5,772     100,000
   4          9,187       5,879      5,879     100,000     6,894       6,894    100,000       8,041        8,041     100,000
   5         11,778       7,206      7,206     100,000     8,725       8,725    100,000      10,513       10,513     100,000
   6         14,498       8,473      8,473     100,000    10,600      10,600    100,000      13,208       13,208     100,000
   7         17,355       9,674      9,674     100,000    12,515      12,515    100,000      16,146       16,146     100,000
   8         20,354      10,804     10,804     100,000    14,468      14,468    100,000      19,350       19,350     100,000
   9         23,503      11,859     11,859     100,000    16,456      16,456    100,000      22,849       22,849     100,000
   10        26,810      12,831     12,831     100,000    18,475      18,475    100,000      26,671       26,671     100,000
   11        30,282      13,752     13,752     100,000    20,577      20,577    100,000      30,934       30,934     100,000
   12        33,927      14,586     14,586     100,000    22,718      22,718    100,000      35,625       35,625     100,000
   13        37,755      15,329     15,329     100,000    24,902      24,902    100,000      40,800       40,800     100,000
   14        41,774      15,978     15,978     100,000    27,129      27,129    100,000      46,526       46,526     100,000
   15        45,995      16,529     16,529     100,000    29,402      29,402    100,000      52,875       52,875     101,824
   16        50,426      16,970     16,970     100,000    31,720      31,720    100,000      59,816       59,816     112,249
   17        55,079      17,291     17,291     100,000    34,081      34,081    100,000      67,345       67,345     123,203
   18        59,964      17,476     17,476     100,000    36,482      36,482    100,000      75,505       75,505     134,721
   19        65,094      17,507     17,507     100,000    38,921      38,921    100,000      84,338       84,338     146,838
   20        70,480      17,364     17,364     100,000    41,395      41,395    100,000      93,888       93,888     159,597
 Age 60      45,995      16,529     16,529     100,000    29,402      29,402    100,000      52,875       52,875     101,824
 Age 65      70,480      17,364     17,364     100,000    41,395      41,395    100,000      93,888       93,888     159,597
 Age 70     101,730      13,603     13,603     100,000    55,203      55,203    100,000     156,193      156,193     237,576
 Age 75     141,614         724        724     100,000    71,626      71,626    100,000     247,412      247,412     341,379

(1) Assumes a $2,030 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               FULL UNDERWRITING

                                                          FACE AMOUNT = $300,000
                                                          MALE NON-SMOKER AGE 30
                                                          DEATH BENEFIT OPTION 2

                       BASED ON CURRENT MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -------------------------------  -----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH     SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT      VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  ---------  ------------  ---------  ----------
   1         11,205      10,194     10,194   310,194    10,820      10,820    310,820      11,447       11,447     311,447
   2         22,969      20,237     20,237   320,237    22,124      22,124    322,124      24,087       24,087     324,087
   3         35,322      30,131     30,131   330,131    33,933      33,933    333,933      38,043       38,043     338,043
   4         48,293      39,865     39,865   339,865    46,253      46,253    346,253      53,433       53,433     353,433
   5         61,912      49,424     49,424   349,424    59,088      59,088    359,088      70,387       70,387     370,387
   6         76,212      58,807     58,807   358,807    72,456      72,456    372,456      89,058       89,058     389,058
   7         91,228      68,010     68,010   368,010    86,372      86,372    386,372     109,617      109,617     409,617
   8        106,993      77,064     77,064   377,064   100,889     100,889    400,889     132,286      132,286     432,286
   9        123,548      85,944     85,944   385,944   116,004     116,004    416,004     157,251      157,251     457,251
   10       140,930      94,646     94,646   394,646   131,735     131,735    431,735     184,738      184,738     484,738
   11       159,181     103,432    103,432   403,432   148,479     148,479    448,479     215,532      215,532     538,829
   12       178,344     112,066    112,066   412,066   165,955     165,955    465,955     249,489      249,489     606,259
   13       198,466     120,557    120,557   420,557   184,205     184,205    484,205     286,945      286,945     677,190
   14       219,594     128,908    128,908   428,908   203,262     203,262    503,262     328,263      328,263     751,721
   15       241,778     137,124    137,124   437,124   223,167     223,167    523,167     373,850      373,850     829,947
   16       265,072     145,204    145,204   445,204   243,955     243,955    543,955     424,148      424,148     911,918
   17       289,530     153,110    153,110   453,110   265,625     265,625    565,625     479,573      479,573   1,002,307
   18       315,211     160,840    160,840   460,840   288,214     288,214    588,214     540,645      540,645   1,097,509
   19       342,176     168,391    168,391   468,391   311,756     311,756    614,159     607,931      607,931   1,197,624
   20       370,489     175,762    175,762   475,762   336,287     336,287    642,308     682,066      682,066   1,302,747
 Age 60     744,417     243,405    243,405   543,405   660,141     660,141    960,141   2,048,314    2,048,314   2,744,741
 Age 65   1,011,998     267,778    267,778   567,778   880,812     880,812  1,180,812   3,451,075    3,451,075   4,210,312
 Age 70   1,353,507     282,707    282,707   582,707  1,150,397  1,150,397  1,450,397   5,756,312    5,756,312   6,677,321
 Age 75   1,789,368     284,175    284,175   584,175  1,476,508  1,476,508  1,776,508   9,558,074    9,558,074  10,227,139

(1) Assumes a $10,671 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               FULL UNDERWRITING

                                                          FACE AMOUNT = $300,000
                                                          MALE NON-SMOKER AGE 30
                                                          DEATH BENEFIT OPTION 2

                     BASED ON GUARANTEED MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                  HYPOTHETICAL 6%                    HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  ---------------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY       DEATH      SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)    BENEFIT       VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -----------  ------------  ---------  ---------
   1         11,205       9,983      9,983   309,983    10,603      10,603      310,603      11,223       11,223    311,223
   2         22,969      19,783     19,783   319,783    21,643      21,643      321,643      23,578       23,578    323,578
   3         35,322      29,400     29,400   329,400    33,137      33,137      333,137      37,177       37,177    337,177
   4         48,293      38,832     38,832   338,832    45,098      45,098      345,098      52,145       52,145    352,145
   5         61,912      48,077     48,077   348,077    57,541      57,541      357,541      68,613       68,613    368,613
   6         76,212      57,133     57,133   357,133    70,482      70,482      370,482      86,732       86,732    386,732
   7         91,228      65,996     65,996   365,996    83,934      83,934      383,934     106,661      106,661    406,661
   8        106,993      74,664     74,664   374,664    97,913      97,913      397,913     128,580      128,580    428,580
   9        123,548      83,131     83,131   383,131   112,433     112,433      412,433     152,682      152,682    452,682
   10       140,930      91,391     91,391   391,391   127,507     127,507      427,507     179,182      179,182    479,182
   11       159,181      99,691     99,691   399,691   143,509     143,509      443,509     208,828      208,828    522,071
   12       178,344     107,790    107,790   407,790   160,152     160,152      460,152     241,411      241,411    586,629
   13       198,466     115,693    115,693   415,693   177,467     177,467      477,467     277,211      277,211    654,217
   14       219,594     123,389    123,389   423,389   195,470     195,470      495,470     316,530      316,530    724,853
   15       241,778     130,877    130,877   430,877   214,188     214,188      514,188     359,716      359,716    798,569
   16       265,072     138,150    138,150   438,150   233,644     233,644      533,644     407,144      407,144    875,360
   17       289,530     145,207    145,207   445,207   253,866     253,866      553,866     459,218      459,218    959,766
   18       315,211     152,044    152,044   452,044   274,882     274,882      574,882     516,394      516,394  1,048,280
   19       342,176     158,654    158,654   458,654   296,717     296,717      596,717     579,170      579,170  1,140,966
   20       370,489     165,029    165,029   465,029   319,397     319,397      619,397     648,100      648,100  1,237,871
 Age 60     744,417     216,734    216,734   516,734   610,823     610,823      910,823   1,897,116    1,897,116  2,542,135
 Age 65   1,011,998     226,986    226,986   526,986   800,437     800,437    1,100,437   3,158,186    3,158,186  3,852,986
 Age 70   1,353,507     219,900    219,900   519,900  1,020,725  1,020,725    1,320,725   5,196,191    5,196,191  6,027,582
 Age 75   1,789,368     186,487    186,487   486,487  1,268,360  1,268,360    1,568,360   8,515,647    8,515,647  9,111,742

(1) Assumes a $10,671 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               FULL UNDERWRITING

                                                          FACE AMOUNT = $300,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 1

                       BASED ON CURRENT MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         6,398       5,448      5,448    300,000     5,794      5,794   300,000       6,140        6,140    300,000
   2        13,115      10,658     10,658    300,000    11,686     11,686   300,000      12,756       12,756    300,000
   3        20,169      15,848     15,848    300,000    17,901     17,901   300,000      20,124       20,124    300,000
   4        27,575      20,851     20,851    300,000    24,283     24,283   300,000      28,149       28,149    300,000
   5        35,351      25,694     25,694    300,000    30,866     30,866   300,000      36,927       36,927    300,000
   6        43,516      30,393     30,393    300,000    37,672     37,672   300,000      46,554       46,554    300,000
   7        52,090      34,958     34,958    300,000    44,722     44,722   300,000      57,131       57,131    300,000
   8        61,092      39,390     39,390    300,000    52,029     52,029   300,000      68,762       68,762    300,000
   9        70,544      43,679     43,679    300,000    59,593     59,593   300,000      81,552       81,552    300,000
   10       80,469      47,796     47,796    300,000    67,401     67,401   300,000      95,605       95,605    300,000
   11       90,890      51,877     51,877    300,000    75,659     75,659   300,000     111,347      111,347    300,000
   12      101,832      55,806     55,806    300,000    84,231     84,231   300,000     128,741      128,741    300,000
   13      113,321      59,606     59,606    300,000    93,155     93,155   300,000     148,002      148,002    300,000
   14      125,385      63,286     63,286    300,000   102,463    102,463   300,000     169,355      169,355    300,000
   15      138,052      66,844     66,844    300,000   112,176    112,176   300,000     193,051      193,051    300,000
   16      151,352      70,265     70,265    300,000   122,308    122,308   300,000     219,363      219,363    300,000
   17      165,318      73,489     73,489    300,000   132,841    132,841   300,000     248,557      248,557    318,154
   18      179,981      76,506     76,506    300,000   143,801    143,801   300,000     280,753      280,753    353,749
   19      195,378      79,309     79,309    300,000   155,221    155,221   300,000     316,236      316,236    392,133
   20      211,544      81,886     81,886    300,000   167,136    167,136   300,000     355,346      355,346    433,522
 Age 60    138,052      66,844     66,844    300,000   112,176    112,176   300,000     193,051      193,051    300,000
 Age 65    211,544      81,886     81,886    300,000   167,136    167,136   300,000     355,346      355,346    433,522
 Age 70    305,341      91,943     91,943    300,000   238,736    238,736   300,000     626,731      626,731    727,008
 Age 75    425,052      93,280     93,280    300,000   332,547    332,547   355,825   1,074,282    1,074,282  1,149,482

(1) Assumes a $6,093 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               FULL UNDERWRITING

                                                          FACE AMOUNT = $300,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 1

                     BASED ON GUARANTEED MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ---------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY     DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)  BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  --------
   1         6,398       4,662      4,662    300,000     4,983      4,983   300,000      5,304        5,304   300,000
   2        13,115       9,159      9,159    300,000    10,092     10,092   300,000     11,064       11,064   300,000
   3        20,169      13,489     13,489    300,000    15,329     15,329   300,000     17,326       17,326   300,000
   4        27,575      17,648     17,648    300,000    20,696     20,696   300,000     24,140       24,140   300,000
   5        35,351      21,632     21,632    300,000    26,193     26,193   300,000     31,559       31,559   300,000
   6        43,516      25,435     25,435    300,000    31,821     31,821   300,000     39,650       39,650   300,000
   7        52,090      29,042     29,042    300,000    37,572     37,572   300,000     48,470       48,470   300,000
   8        61,092      32,436     32,436    300,000    43,434     43,434   300,000     58,091       58,091   300,000
   9        70,544      35,602     35,602    300,000    49,401     49,401   300,000     68,593       68,593   300,000
   10       80,469      38,521     38,521    300,000    55,464     55,464   300,000     80,069       80,069   300,000
   11       90,890      41,288     41,288    300,000    61,776     61,776   300,000     92,868       92,868   300,000
   12      101,832      43,792     43,792    300,000    68,206     68,206   300,000    106,951      106,951   300,000
   13      113,321      46,025     46,025    300,000    74,762     74,762   300,000    122,491      122,491   300,000
   14      125,385      47,976     47,976    300,000    81,450     81,450   300,000    139,681      139,681   300,000
   15      138,052      49,631     49,631    300,000    88,277     88,277   300,000    158,751      158,751   300,000
   16      151,352      50,958     50,958    300,000    95,238     95,238   300,000    179,957      179,957   300,000
   17      165,318      51,922     51,922    300,000   102,328    102,328   300,000    203,603      203,603   300,000
   18      179,981      52,481     52,481    300,000   109,542    109,542   300,000    230,053      230,053   300,000
   19      195,378      52,576     52,576    300,000   116,867    116,867   300,000    259,588      259,588   321,889
   20      211,544      52,152     52,152    300,000   124,301    124,301   300,000    292,075      292,075   356,332
 Age 60    138,052      49,631     49,631    300,000    88,277     88,277   300,000    158,751      158,751   300,000
 Age 65    211,544      52,152     52,152    300,000   124,301    124,301   300,000    292,075      292,075   356,332
 Age 70    305,341      40,890     40,890    300,000   165,799    165,799   300,000    515,003      515,003   597,403
 Age 75    425,052       2,287      2,287    300,000   215,205    215,205   300,000    878,045      878,045   939,508

(1) Assumes a $6,093 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               FULL UNDERWRITING

                                                          FACE AMOUNT = $300,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 3

                       BASED ON CURRENT MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         6,398       5,448      5,448    300,000     5,794      5,794   300,000      6,140        6,140     300,000
   2        13,115      10,658     10,658    300,000    11,686     11,686   300,000     12,756       12,756     300,000
   3        20,169      15,848     15,848    300,000    17,901     17,901   300,000     20,124       20,124     300,000
   4        27,575      20,851     20,851    300,000    24,283     24,283   300,000     28,149       28,149     300,000
   5        35,351      25,694     25,694    300,000    30,866     30,866   300,000     36,927       36,927     300,000
   6        43,516      30,393     30,393    300,000    37,672     37,672   300,000     46,554       46,554     300,000
   7        52,090      34,958     34,958    300,000    44,722     44,722   300,000     57,131       57,131     300,000
   8        61,092      39,390     39,390    300,000    52,029     52,029   300,000     68,762       68,762     300,000
   9        70,544      43,679     43,679    300,000    59,593     59,593   300,000     81,552       81,552     300,000
   10       80,469      47,796     47,796    300,000    67,401     67,401   300,000     95,605       95,605     300,000
   11       90,890      51,877     51,877    300,000    75,659     75,659   300,000    111,347      111,347     300,000
   12      101,832      55,806     55,806    300,000    84,231     84,231   300,000    128,741      128,741     300,000
   13      113,321      59,606     59,606    300,000    93,155     93,155   300,000    148,002      148,002     300,478
   14      125,385      63,286     63,286    300,000   102,463    102,463   300,000    169,238      169,238     334,558
   15      138,052      66,844     66,844    300,000   112,176    112,176   300,000    192,551      192,551     370,787
   16      151,352      70,265     70,265    300,000   122,308    122,308   300,000    218,134      218,134     409,328
   17      165,318      73,489     73,489    300,000   132,841    132,841   300,000    246,153      246,153     450,300
   18      179,981      76,506     76,506    300,000   143,801    143,801   300,000    276,828      276,828     493,916
   19      195,378      79,309     79,309    300,000   155,221    155,221   300,000    310,402      310,402     540,414
   20      211,544      81,886     81,886    300,000   167,136    167,136   300,000    347,137      347,137     590,065
 Age 60    138,052      66,844     66,844    300,000   112,176    112,176   300,000    192,551      192,551     370,787
 Age 65    211,544      81,886     81,886    300,000   167,136    167,136   300,000    347,137      347,137     590,065
 Age 70    305,341      91,943     91,943    300,000   236,665    236,665   359,968    596,104      596,104     906,672
 Age 75    425,052      93,280     93,280    300,000   318,744    318,744   439,791    987,149      987,149   1,362,032

(1) Assumes a $6,093 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               FULL UNDERWRITING

                                                          FACE AMOUNT = $300,000
                                                          MALE NON-SMOKER AGE 45
                                                          DEATH BENEFIT OPTION 3

                     BASED ON GUARANTEED MONTHLY INSURANCE
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         6,398       4,662      4,662    300,000     4,983      4,983   300,000      5,304        5,304     300,000
   2        13,115       9,159      9,159    300,000    10,092     10,092   300,000     11,064       11,064     300,000
   3        20,169      13,489     13,489    300,000    15,329     15,329   300,000     17,326       17,326     300,000
   4        27,575      17,648     17,648    300,000    20,696     20,696   300,000     24,140       24,140     300,000
   5        35,351      21,632     21,632    300,000    26,193     26,193   300,000     31,559       31,559     300,000
   6        43,516      25,435     25,435    300,000    31,821     31,821   300,000     39,650       39,650     300,000
   7        52,090      29,042     29,042    300,000    37,572     37,572   300,000     48,470       48,470     300,000
   8        61,092      32,436     32,436    300,000    43,434     43,434   300,000     58,091       58,091     300,000
   9        70,544      35,602     35,602    300,000    49,401     49,401   300,000     68,593       68,593     300,000
   10       80,469      38,521     38,521    300,000    55,464     55,464   300,000     80,069       80,069     300,000
   11       90,890      41,288     41,288    300,000    61,776     61,776   300,000     92,868       92,868     300,000
   12      101,832      43,792     43,792    300,000    68,206     68,206   300,000    106,951      106,951     300,000
   13      113,321      46,025     46,025    300,000    74,762     74,762   300,000    122,491      122,491     300,000
   14      125,385      47,976     47,976    300,000    81,450     81,450   300,000    139,681      139,681     300,000
   15      138,052      49,631     49,631    300,000    88,277     88,277   300,000    158,745      158,745     305,689
   16      151,352      50,958     50,958    300,000    95,238     95,238   300,000    179,581      179,581     336,982
   17      165,318      51,922     51,922    300,000   102,328    102,328   300,000    202,184      202,184     369,865
   18      179,981      52,481     52,481    300,000   109,542    109,542   300,000    226,682      226,682     404,445
   19      195,378      52,576     52,576    300,000   116,867    116,867   300,000    253,197      253,197     440,819
   20      211,544      52,152     52,152    300,000   124,301    124,301   300,000    281,866      281,866     479,118
 Age 60    138,052      49,631     49,631    300,000    88,277     88,277   300,000    158,745      158,745     305,689
 Age 65    211,544      52,152     52,152    300,000   124,301    124,301   300,000    281,866      281,866     479,118
 Age 70    305,341      40,890     40,890    300,000   165,799    165,799   300,000    468,911      468,911     713,213
 Age 75    425,052       2,287      2,287    300,000   215,205    215,205   300,000    742,761      742,761   1,024,835

(1) Assumes a $6,093 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of Separate Account FUVUL of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account FUVUL of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for the period April 18, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of the securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                             SEPARATE ACCOUNT FUVUL
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                                       ALGER                                         OPPENHEIMER
                              AIM V.I.                   ALGER        AMERICAN                                       MAIN STREET
                              CAPITAL      AIM V.I.     AMERICAN       SMALL        EVERGREEN VA                       GROWTH &
                            APPRECIATION     VALUE       GROWTH    CAPITALIZATION   EQUITY INDEX    MFS-UTILITIES       INCOME
                            ------------  -----------  ----------  --------------  --------------  ----------------  ------------
ASSETS:
Investments in shares of
  AIM Variable Insurance
  Funds...................   $  11,926     $  11,972   $      --     $      --       $      --        $      --       $      --
Investments in shares of
  The Alger American
  Fund....................          --            --      11,723        20,257              --               --              --
Investment in shares of
  Evergreen Variable
  Annuity Trust...........          --            --          --            --          98,268               --              --
Investment in shares of
  MFS -- Variable
  Insurance Trust.........          --            --          --            --              --           12,366              --
Investment in shares of
  Oppenheimer Variable
  Account Funds...........          --            --          --            --              --               --          11,885
                             ---------     ---------   ---------     ---------       ---------        ---------       ---------
  Total assets............      11,926        11,972      11,723        20,257          98,268           12,366          11,885

LIABILITIES:..............          --            --          --            --              --               --              --
                             ---------     ---------   ---------     ---------       ---------        ---------       ---------
  Net assets..............   $  11,926     $  11,972   $  11,723     $  20,257       $  98,268        $  12,366       $  11,885
                             =========     =========   =========     =========       =========        =========       =========

Net asset distribution by
  category:
  Variable life
    policies..............   $  11,926     $  11,972   $  11,723     $  20,257       $  98,268        $  12,366       $  11,885
                             =========     =========   =========     =========       =========        =========       =========

Units outstanding and net
  asset value per unit:
Units outstanding,
  December 31, 2000.......      11,941        11,941      11,941        24,526         107,262           11,941          11,941
Net asset value per unit,
  December 31, 2000.......   $0.998693     $1.002560   $0.981723     $0.825951       $0.916146        $1.035590       $0.995317

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT FUVUL
                            STATEMENTS OF OPERATIONS

                                                                                                      ALGER
                                                 AIM V.I.                            ALGER          AMERICAN
                                                  CAPITAL         AIM V.I.         AMERICAN           SMALL        EVERGREEN VA
                                               APPRECIATION         VALUE           GROWTH       CAPITALIZATION    EQUITY INDEX
                                                  FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                              PERIOD 4/18/00*  PERIOD 4/18/00*  PERIOD 4/18/00*  PERIOD 4/18/00*  PERIOD 4/18/00*
                                                TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00
                                              ---------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends.................................     $     --          $     15        $     --         $     --         $    980

EXPENSES:
    Mortality and expense risk charges......            8                 7               7               60              230
                                                 --------          --------        --------         --------         --------
    Net investment income (loss)............           (8)                8              (7)             (60)             750
                                                 --------          --------        --------         --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          337               529              --               --               --
  Net realized gain (loss) from sales of
    investments.............................            3                 1               1              (24)             (29)
                                                 --------          --------        --------         --------         --------
    Net realized gain (loss)................          340               530               1              (24)             (29)
  Net unrealized gain (loss)................         (352)             (514)           (218)          (4,269)         (10,233)
                                                 --------          --------        --------         --------         --------

    Net realized and unrealized gain
      (loss)................................          (12)               16            (217)          (4,293)         (10,262)
                                                 --------          --------        --------         --------         --------
    Net increase (decrease) in net assets
      from operations.......................     $    (20)         $     24        $   (224)        $ (4,353)        $ (9,512)
                                                 ========          ========        ========         ========         ========

                                                                  OPPENHEIMER
                                                                  MAIN STREET
                                                                   GROWTH &
                                               MFS-UTILITIES        INCOME
                                                  FOR THE           FOR THE
                                              PERIOD 4/18/00*   PERIOD 4/18/00*
                                                TO 12/31/00       TO 12/31/00
                                              ----------------  ---------------
INVESTMENT INCOME:
  Dividends.................................      $     --         $     --
EXPENSES:
    Mortality and expense risk charges......             7                8
                                                  --------         --------
    Net investment income (loss)............            (7)              (8)
                                                  --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --               --
  Net realized gain (loss) from sales of
    investments.............................             1                2
                                                  --------         --------
    Net realized gain (loss)................             1                2
  Net unrealized gain (loss)................           425              (56)
                                                  --------         --------
    Net realized and unrealized gain
      (loss)................................           426              (54)
                                                  --------         --------
    Net increase (decrease) in net assets
      from operations.......................      $    419         $    (62)
                                                  ========         ========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT FUVUL
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ALGER
                                                 AIM V.I.                         ALGER          AMERICAN
                                                 CAPITAL         AIM V.I.        AMERICAN         SMALL        EVERGREEN VA
                                               APPRECIATION       VALUE           GROWTH      CAPITALIZATION   EQUITY INDEX
                                              FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                                              FROM 4/18/00*   FROM 4/18/00*   FROM 4/18/00*   FROM 4/18/00*   FROM 4/18/00*
                                               TO 12/31/00     TO 12/31/00     TO 12/31/00     TO 12/31/00     TO 12/31/00
                                              --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............     $     (8)       $      8        $     (7)       $    (60)       $    750
    Net realized gain (loss)................          340             530               1             (24)            (29)
    Net unrealized gain (loss)..............         (352)           (514)           (218)         (4,269)        (10,233)
                                                 --------        --------        --------        --------        --------
    Net increase (decrease) in net assets
      from operations.......................          (20)             24            (224)         (4,353)         (9,512)
                                                 --------        --------        --------        --------        --------

  FROM POLICY TRANSACTIONS:
    Net premiums............................       12,000          12,000          12,000          25,007         109,093
    Insurance and other charges.............          (54)            (52)            (53)           (397)         (1,313)
                                                 --------        --------        --------        --------        --------
    Net increase (decrease) in net assets
      from policy transactions..............       11,946          11,948          11,947          24,610         107,780
                                                 --------        --------        --------        --------        --------
    Net increase (decrease) in net assets
      ......................................       11,926          11,972          11,723          20,257          98,268

NET ASSETS:
  Beginning of year.........................           --              --              --              --              --
                                                 --------        --------        --------        --------        --------
  End of year...............................     $ 11,926        $ 11,972        $ 11,723        $ 20,257        $ 98,268
                                                 ========        ========        ========        ========        ========

                                                                 OPPENHEIMER
                                                                 MAIN STREET
                                                                   GROWTH &
                                               MFS-UTILITIES        INCOME
                                               FOR THE PERIOD   FOR THE PERIOD
                                               FROM 4/18/00*    FROM 4/18/00*
                                                TO 12/31/00      TO 12/31/00
                                              ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............      $     (7)        $     (8)
    Net realized gain (loss)................             1                2
    Net unrealized gain (loss)..............           425              (56)
                                                  --------         --------
    Net increase (decrease) in net assets
      from operations.......................           419              (62)
                                                  --------         --------
  FROM POLICY TRANSACTIONS:
    Net premiums............................        12,000           12,000
    Insurance and other charges.............           (53)             (53)
                                                  --------         --------
    Net increase (decrease) in net assets
      from policy transactions..............        11,947           11,947
                                                  --------         --------
    Net increase (decrease) in net assets
      ......................................        12,366           11,885
NET ASSETS:
  Beginning of year.........................            --               --
                                                  --------         --------
  End of year...............................      $ 12,366         $ 11,885
                                                  ========         ========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT FUVUL
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Separate Account FUVUL (FUVUL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on
April 11, 2000 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain individual flexible payment variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of FUVUL are clearly identified and distinguished from the other assets and liabilities of the Company. FUVUL cannot be charged with liabilities arising out of any other business of the Company.

    FUVUL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). FUVUL currently offers twenty-three Sub-Accounts, of which seven had investment activity during the year. Each Sub-Account invests exclusively in a corresponding investment portfolio of:
Allmerica Investment Trust (AIT), managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of The Alger American Fund (Alger) managed by Fred Alger Management, Inc.; or of the Dreyfus Variable Investment Fund (DVIF) or the Dreyfus Socially Responsible Growth Fund, Inc. (DSRG), managed by the Dreyfus Corporation; or of the Evergreen Variable Annuity Trust (Evergreen Trust), managed by Evergreen Investment Management or Evergreen Asset Management Corp; or of the Federated Insurance Series (FIS), managed by Federated Investment Management Company; or of the Franklin Templeton Variable Insurance Products Trust (FT VIP), managed by Templeton Investment Counsel, Inc.; or of the MFS Variable Insurance Trust (MFS Trust), managed by Massachusetts Financial Services Company; or of the Oppenheimer Variable Account Funds (Oppenheimer), managed by
OppenheimerFunds, Inc. AIT, AVIF, Alger, DVIF, DSRG, Evergreen Trust, FIS, FT VIP, MFS Trust, and Oppenheimer (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by Separate Account FUVUL in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of FUVUL. Therefore, no provision for income taxes has been charged against FUVUL.

                             SEPARATE ACCOUNT FUVUL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                               PORTFOLIO INFORMATION
                                                        -----------------------------------
                                                                                  NET ASSET
                                                         NUMBER OF    AGGREGATE     VALUE
INVESTMENT PORTFOLIO                                      SHARES        COST      PER SHARE
--------------------                                    -----------  -----------  ---------
AIM V.I. Capital Appreciation.........................         387   $   12,278    $30.840
AIM V.I. Value........................................         438       12,486     27.310
Alger American Growth.................................         248       11,941     47.270
Alger American Small Capitalization...................         862       24,526     23.490
Evergreen VA Equity Index.............................       9,541      108,501     10.300
MFS -- Utilities......................................         525       11,941     23.570
Oppenheimer Main Street Growth & Income...............         559       11,941     21.260

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly processing date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by Rider and monthly administration and distribution charges. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

    The Company makes a monthly mortality and expense risk charge based on the policy value in the Sub-Accounts as of the prior Monthly Processing Date. The monthly mortality and expense risk charge is currently equal to (and is guaranteed not to exceed) 1/12 of 0.75% of the policy value for the first 10 Policy years subject to compliance with applicable state and federal requirements.

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of FUVUL, and does not receive any compensation for sales of FUVUL policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

                             SEPARATE ACCOUNT FUVUL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any year for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that FUVUL satisfies the current requirements of the regulations, and it intends that FUVUL will continue to meet such requirements.

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by FUVUL during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES      SALES
--------------------                                          -----------  -----------
AIM V.I. Capital Appreciation...............................  $   12,310   $       35
AIM V.I. Value..............................................      12,518           33
Alger American Growth.......................................      11,974           34
Alger American Small Capitalization.........................      24,926          376
Evergreen VA Equity Index...................................     109,817        1,287
MFS -- Utilities............................................      11,973           33
Oppenheimer Main Street Growth & Income.....................      11,973           34
                                                              ----------   ----------
Totals......................................................  $  195,491   $    1,832
                                                              ==========   ==========

NOTE 7 -- ACCOUNTING PRONOUNCEMENTS

    In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

PART II


UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public Policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement amendment comprises the following papers and documents:

The facing sheet
Cross-reference to items required by Form N-8B-2
The prospectus consisting of ___ pages
The undertaking to file reports
The undertaking pursuant to Rule 484 under the 1933 Act
Representations pursuant to Section 26(e) of the 1940 Act.
The signatures

Written consents of the following persons:

     1.  Actuarial Consent
     2.  Opinion of Counsel
     3.  Consent of Independent Accountants

The following exhibits:

1.   Exhibit 1 (Exhibits required by paragraph A of the instructions to Form
     N-8B-2)

     (1) Certified copy of Resolutions of the Board of Directors of the Company dated June 13, 1996 authorizing the establishment of the Separate Account FUVUL was previously filed on December 17, 1999 in Registrant's Initial Registration Statement of Separate Account FUVUL, and is incorporated by reference herein.

     (2)  Not Applicable.

     (3) (a) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

          (b) Form of Selling Group Agreement with Commission Schedule was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by reference herein.

          (c) Commission Schedule was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 (Exhibit 1(3)(b)) to this Registration Statement, and is incorporated by referenced herein.

     (4) First Union Policy (Form 1036-99) was previously filed on March 3, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

     (5)  (a)  Waiver of Payment Rider;

          (b)  Other Insured Rider; and

          (c) Guaranteed Death Benefit Rider were previously filed on December 17, 1999 in the Registrant's Initial Registration Statement of Separate Account FUVUL, and are incorporated by reference herein.

     (6) Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 Registration Statement No. 33-57792), and are incorporated by reference herein.

     (7)  Not Applicable.

     (8) (a) Amendment to the Participation Agreement between the Company and Evergreen Variable Annuity Trust dated November 8, 2000 and Participation Agreement dated March 15, 2000 are filed herewith. Form of Evergreen Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement.

          (b) Form of First Union Distribution Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement.

          (c) Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and is incorporated by reference herein. AIT Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

          (d) Federated Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

          (e) Form of Amendment dated May 1, 2001 to the Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and is incorporated by reference herein. Franklin Templeton Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

          (f) Form of Dreyfus Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by reference herein.

          (g) Form of Amendment dated May 1, 2001 to the Participation Agreement between the Company and AIM Variable Insurance Funds, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 33-84879/811-09529 and is incorporated by reference herein. AIM Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

          (h) Amendment dated October 20, 2000 to the Participation Agreement between the Company and each of The Alger American Fund and Fred Alger & Company, Inc. is filed herewith. Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

          (i) MFS Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

          (j) Oppenheimer Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

     (9) (a) BFDS Agreements for lockbox and mailroom services were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-7792), and are incorporated by reference herein.

          (b)  Directors' Power of Attorney is filed herewith.

     (10) Application was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and is incorporated by referenced herein.

2. Policy and Policy riders was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to this Registration Statement, and are incorporated by referenced herein.

3.   Opinion of Counsel is filed herewith.

4.   Not Applicable.

5.   Not Applicable.

6.   Actuarial Consent is filed herewith.

7. Procedures Memorandum dated May, 1993 pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act, which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B), was previously filed on December 17, 1999 in the Registrant's Initial Registration Statement of Separate Account FUVUL, and is incorporated by reference herein.

8.   Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                             SEPARATE ACCOUNT FUVUL
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                By: /s/ Charles F. Cronin
                                    ------------------------
                                    Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                              Title                                                         Date
----------                              -----                                                         ----

/s/ Warren E. Barnes                    Vice President and Corporate Controller                       April 2, 2001
----------------------------------
Warren E. Barnes

Edward J. Parry III*                    Director, Vice President and Chief Financial Officer
----------------------------------

Richard M. Reilly*                      Director, President and Chief Executive Officer
----------------------------------

John F. O'Brien*                        Director and Chairman of the Board
----------------------------------

Bruce C. Anderson*                      Director and Vice President
----------------------------------

Mark R. Colborn*                        Director and Vice President
----------------------------------

John P. Kavanaugh*                      Director, Vice President and Chief Investment Officer
----------------------------------

J. Kendall Huber*                       Director, Vice President and General Counsel
----------------------------------

Robert P. Restrepo, Jr.*                Director
----------------------------------

Eric A. Simonsen*                       Director and Vice President
----------------------------------

Gregory D. Tranter*                     Director and Vice President
----------------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
----------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact

                            FORM S-6 EXHIBIT TABLE

Exhibit 1(8)(a)            Amendment dated November 8, 2000 and Participation
                           Agreement dated March 20, 2000 between the Company and Evergreen Variable Annuity Trust

Exhibit 1(8)(h)            Amendment dated October 20, 2000 to the Participation
                           Agreement between the Company and each of The Alger
                           American Fund and Fred Alger & Company, Inc.

Exhibit 1(9)(b)            Directors' Power of Attorney

Exhibit 3                  Opinion of Counsel

Exhibit 6                  Actuarial Consent

Exhibit 8                  Consent of Independent Accountants